Non-controlling interest (Tables)	9 Months Ended
Sep. 30, 2024
Non-controlling interest
Schedule of balance sheet financial information of non controlling interest
The following table summarizes the aggregate financial information for the Company’s non-wholly
owned entities as at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Cash	$172,341	$97,702
Accounts receivable, net	4,977,643	2,144,953
Prepaid expenses and other	408,155	297,485
Property, plant and equipment	924,260	1,000,592
Finance right-of-use assets	—	36,165
Operating right-of-use assets	5,310,005	5,656,153
Accounts payable and accrued liabilities	1,597,561	1,239,917
Finance lease liabilities	—	10,548
Operating lease liabilities	5,622,097	5,968,042
Loans payable, net	16,534,707	15,828,916
Shareholder’s deficit attributable to the shareholders of Greenbrook TMS	(8,358,893)	(10,902,792)
Shareholder’s deficit attributable to non-controlling interest	(4,258,434)	(4,440,274)
Distributions paid to non-controlling interests	(201,000)	(46,950)
Partnership buyout	(466,026)	253,251
Historical subsidiary investment by non-controlling interest	1,322,392	1,322,392

Schedule of comprehensive loss financial information of non controlling interest
The following table summarizes the aggregate financial information for the Company’s non-wholly
owned entities for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Revenue	$8,337,782	$5,561,769	$20,184,728	$18,473,712
Net gain (loss) attributable to the shareholders of Greenbrook TMS	474,492	(311,254)	(776,242)	(1,353,456)
Net gain (loss) attributable to non-controlling interest	328,018	(66,025)	(24,461)	(249,575)